Schedule of credit risk exposure by type (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Term Deposit	₨ 1,508,036	₨ 1,354,170
Credit risk [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	5,396,927	5,568,241
Other financial assets	135,428	155,436
Term Deposit	1,508,036	1,354,170
Cash and cash equivalents (except cash in hand)	1,003,687	605,146
Total	₨ 8,044,078	₨ 7,682,993